UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08518
GAMCO Gold Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Gold Fund, Inc.
First Quarter Report
March 31, 2009
To Our Shareholders,
     The GAMCO Gold Fund (the “Fund”) rose 13.28% during the first quarter of 2009 while the Philadelphia Gold and Silver Index was up 8.73% and the Lipper Gold Fund Average was up 10.69%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results

Average Annual Returns through March 31, 2009 (a)

									Since
									Inception
	Quarter		1 Year		3 Year	5 Year		10 Year	(7/11/94)
GAMCO Gold Fund Class AAA	13.28%		(24.87)%		3.38%	10.45%		18.36%	7.68%
Philadelphia Gold and Silver Index	8.73		(23.07)		(0.66)	6.23		10.03	2.34
Lipper Gold Fund Average	10.69		(24.82)		0.97	8.31		15.57	3.89
S&P 500 Index	(10.98)		(38.06)		(13.05)	(4.76)		(3.00)	5.90
Class A	13.24		(24.86)		3.39	10.46		18.36	7.68
	6.73	(b)	(29.18	)(b)	1.37 (b)	9.16	(b)	17.67 (b)	7.24 (b)
Class B	13.06		(25.44)		2.59	9.60		17.80	7.33
	8.06	(c)	(29.16	)(c)	1.63 (c)	9.33	(c)	17.80	7.33
Class C	13.01		(25.43)		2.61	9.63		17.81	7.34
	12.01	(d)	(26.17	)(d)	2.61	9.63		17.81	7.34
Class I	13.34		(24.65)		3.50	10.53		18.40	7.70
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.44%, 1.44%, 2.19%, 2.19%, and 1.20%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Philadelphia Gold and Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Gold Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Gold Fund, Inc.
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.9%
	METALS AND MINING — 98.9%
	Australia — 13.0%
1,100,000	Avoca Resources Ltd.†	$1,269,713
3,569,000	Centamin Egypt Ltd.†	3,057,202
700,000	Dominion Mining Ltd.	2,725,780
1,010,000	Kingsgate Consolidated Ltd.†	3,666,035
8,800,000	Lihir Gold Ltd.†	20,070,640
790,250	Newcrest Mining Ltd.	17,985,198
10,000,000	PanAust Ltd.†	1,981,753
1,093,333	Sino Gold Mining Ltd.†	4,021,729
51,525,000	Tanami Gold NL†	1,182,324
75,000	Troy Resources NL (a)	69,004

		56,029,378

	Latin America — 1.5%
264,800	Compania de Minas Buenaventura SA, ADR	6,349,904

	North America — 53.9%
381,000	Agnico-Eagle Mines Ltd., New York	21,686,520
291,231	Agnico-Eagle Mines Ltd., Toronto	16,739,777
49,800	Anatolia Minerals Development Ltd., New York†	119,371
180,000	Anatolia Minerals Development Ltd., Toronto†	426,872
950,000	Axmin Inc.†	71,581
2,300,000	Axmin Inc.† (b)(c)	173,303
225,000	Banro Corp.†	365,839
125,000	Banro Corp.† (b)	203,244
327,400	Barrick Gold Corp., New York	10,614,308
182,661	Barrick Gold Corp., Toronto	5,912,433
100,900	Comaplex Minerals Corp.†	271,297
50,000	Detour Gold Corp.†	439,800
754,900	Eldorado Gold Corp., New York†	6,794,100
145,000	Eldorado Gold Corp., Toronto†	1,311,072
467,500	Eldorado Gold Corp., Toronto† (b)	4,227,078
690,000	Entrée Gold Inc.† (b)	875,635
125,000	Franco-Nevada Corp., New York	2,698,683
290,000	Franco-Nevada Corp., Toronto	6,260,946
298,000	Franco-Nevada Corp., Toronto (a)	6,433,661
329,500	Freeport-McMoRan Copper & Gold Inc.	12,557,245
25,000	Gammon Gold Inc., New York†	161,750
361,000	Gammon Gold Inc., Toronto†	2,370,780
348,150	Goldcorp Inc., New York	11,600,358
695,058	Goldcorp Inc., Toronto	23,396,464
1,927,000	Golden Queen Mining Co. Ltd.†	703,061
1,000,000	Golden Queen Mining Co. Ltd.† (b)(c)	364,848
769,200	Great Basin Gold Ltd.†	988,344
500,000	Hawthorne Gold Corp.†	115,006
452,000	IAMGOLD Corp., New York	3,864,600
54,000	IAMGOLD Corp., Toronto	465,990
1,165,000	Kinross Gold Corp., New York	20,818,550
610,949	Kinross Gold Corp., Toronto	11,101,556
1,800,000	Nayarit Gold Inc.† (b)(c)(d)	842,322
610,071	Newmont Mining Corp.	27,306,778
600,000	Northern Star Mining Corp.†	276,015
200,000	Odyssey Resources Ltd.† (b)(c)	16,656
500,000	Odyssey Resources Ltd.† (b)(c)	41,640
87,500	Orezone Gold Corp.†	23,943
350,000	Osisko Mining Corp.† (d)	1,596,209
120,000	Osisko Mining Corp.† (b)(c)(d)	510,152
450,000	Red Back Mining Inc.†	2,908,867
84,000	Royal Gold Inc.	3,927,840
500,000	SEMAFO Inc.†	805,045
600,000	SEMAFO Inc.† (b)	966,053
4,100,000	Wesdome Gold Mines Ltd.†	5,040,451
1,109,390	Yamana Gold Inc., New York	10,261,858
293,444	Yamana Gold Inc., Toronto	2,714,357

		231,372,258

	South Africa — 14.7%
116,700	Anglo Platinum Ltd.	5,864,260
259,000	AngloGold Ashanti Ltd., ADR	9,520,840
1,918,249	Gold Fields Ltd., ADR	21,752,944
200,000	Harmony Gold Mining Co. Ltd.†	2,120,032
1,131,326	Harmony Gold Mining Co. Ltd., ADR†	12,376,706
170,000	Impala Platinum Holdings Ltd.	2,840,063
456,000	Impala Platinum Holdings Ltd., ADR	7,697,280
211,209	Witwatersrand Consolidated Gold Resources Ltd.†	1,003,591

		63,175,716

	United Kingdom — 15.8%
37,500	Avnel Gold Mining Ltd.†	2,454
300,000	Avnel Gold Mining Ltd.† (b)(c)	19,630
500,000	Avnel Gold Mining Ltd.† (b)(c)(d)	49,572
1,091,000	Cluff Gold plc†	587,031
1,395,500	Fresnillo plc	9,160,636
158,500	Gem Diamonds Ltd.†	338,860
1,829,216	Hochschild Mining plc	5,590,482
962,200	Randgold Resources Ltd., ADR	52,295,570

		68,044,235

	TOTAL COMMON STOCKS	424,971,491

	WARRANTS — 0.2%
	North America — 0.2%
500,000	Axmin Inc., expire 06/19/10† (b)(c)(d)	11,174
62,500	Franco-Nevada Corp., expire 03/13/12† (a)(c)(d)	228,253
4,900	Goldcorp Inc., expire 06/09/11†	43,855
50,015	Kinross Gold Corp., expire 09/03/13†	236,825
1,800,000	Nayarit Gold Inc., expire 07/25/10† (b)(c)(d)	229,563
495,000	New Gold Inc., expire 04/03/12† (b)(d)	11,778
60,000	Osisko Mining Corp., expire 11/15/09† (b)(c)(d)	45,981

	TOTAL WARRANTS	807,429

See accompanying notes to schedule of investments.

2

GAMCO Gold Fund, Inc.
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	GOLD BULLION — 0.0%
	North America — 0.0%
1 (e)	Gold Bullion†	$662

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
	U.S. Treasury Bills — 0.7%
$2,860,000	U.S. Treasury Bills, 0.132% to 0.193%††, 05/07/09 to 07/02/09	2,859,149

	U.S. Treasury Cash Management Bills — 0.2%
1,095,000	U.S. Treasury Cash Management Bill, 0.132%††, 04/29/09	1,094,889

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,954,038

	TOTAL INVESTMENTS — 100.0%
	(Cost $280,242,112)	$429,733,620

	Aggregate book cost	$280,242,112

	Gross unrealized appreciation	$183,987,268
	Gross unrealized depreciation	(34,495,760)

	Net unrealized appreciation/(depreciation)	$149,491,508

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $6,730,918 or 1.57% of total investments.

(b)	At March 31, 2009, the Fund held investments in restricted securities amounting to $8,588,629 or 2.00% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (c), these securities are liquid):

				03/31/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
800,000	Avnel Gold Mining Ltd.	11/23/05	$426,105	$0.0865
2,300,000	Axmin Inc.	12/20/02	882,895	0.0753
500,000	Axmin Inc. Warrants expire 06/19/10	06/26/08	—	0.0223
125,000	Banro Corp.	01/14/04	285,345	1.6260
467,500	Eldorado Gold Corp., Toronto	02/25/03	1,040,162	9.0419
690,000	Entrée Gold Inc.	11/05/07	2,240,987	1.2690
1,000,000	Golden Queen Mining Co. Ltd.	05/24/02	400,191	0.3648
1,800,000	Nayarit Gold Inc.	07/14/08	998,020	0.4680
1,800,000	Nayarit Gold Inc. Warrants expire 07/25/10	07/14/08	—	0.1275
495,000	New Gold Inc. Warrants expire 04/03/12	03/09/07	108,702	0.0238
200,000	Odyssey Resources Ltd.	10/23/06	177,352	0.0833
500,000	Odyssey Resources Ltd.	10/20/05	244,242	0.0833
120,000	Osisko Mining Corp	10/30/07	817,996	4.2513
60,000	Osisko Mining Corp Warrants expire 11/15/09	10/30/07	—	0.7664
600,000	SEMAFO Inc.	12/07/05	970,533	1.6101

(c)	Illiquid security.

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $3,525,004 or 0.82% of total investments.

(e)	Share amount reported in ounces.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	55.0%	$236,134,387
South Africa	14.7	63,175,716
Europe	15.8	68,044,235
Asia/Pacific	13.0	56,029,378
Latin America	1.5	6,349,904

	100.0%	$429,733,620

See accompanying notes to schedule of investments.

3

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices	$424,410,510
Level 2 – Other Significant Observable Inputs	5,323,110

Total	$429,733,620

There were no Level 3 investments held at March 31, 2009.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$1,290,080
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/(sales)	—
Transfers in and/or out of Level 3	(1,290,080)

Balance as of 03/31/09	$—

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $10,019,216, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Gold Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman
Executive Officer	BALMAC International, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Salvatore J. Zizza
Chief Executive Officer	Chairman
Cerutti Consultants, Inc.	Zizza & Co., Ltd.

Anthony J. Colavita	Daniel E. Zucchi
Attorney-at-Law	President
Anthony J. Colavita, P.C.	Daniel E. Zucchi Associates

Werner J. Roeder, MD
Medical Director
Lawrence Hospital

Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
GAMCO
Gold
Fund,
Inc.
FIRST QUARTER REPORT
MARCH 31, 2009
GAB008Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.